Quarterly portfolio holdings
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.4%
Equity - 93.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,595,667	$402,552,288
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,289,932	134,759,908
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,856,277	442,645,833
Disciplined Value International, Class NAV, JHIT (Boston Partners)	17,137,381	302,646,141
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	12,642,800	140,840,791
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,842,429	304,243,512
International Dynamic Growth, Class NAV, JHIT (Axiom)	14,194,804	225,271,538
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,518,988	317,201,019
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	7,265,880	143,501,121
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,036,862	225,993,485
Multifactor Emerging Markets ETF, JHETF (DFA)	2,030,550	66,070,036
Small Cap Core, Class NAV, JHIT (MIM US) (B)	8,385,151	140,115,874
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,367,489	219,294,071
Fixed income - 1.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,951,336	15,961,932
High Yield, Class NAV, JHBT (MIM US) (B)	2,604,502	7,995,820
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,351,630	31,538,842
Alternative and specialty - 4.2%
Diversified Macro, Class NAV, JHIT (Graham)	1,727,202	14,612,132
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	8,843,314	124,513,863

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,302,760,121)		$3,259,758,206
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,438	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	57,902	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,608	0
Genting Hong Kong, Ltd. (C)(D)	102,729	0
Peace Mark Holdings, Ltd. (C)(D)	33,620	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	405,556	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,092	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,157	0
Ezion Holdings, Ltd. (C)(D)	210,318	0
Ezra Holdings, Ltd. (C)(D)	81,996	0
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
John Wood Group PLC (C)	5,714	$1,855
Lightstream Resources, Ltd. (C)(D)	14,190	0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (C)	1,937	10,437
Peninsula Energy, Ltd. (C)	2,110	715
Sakari Resources, Ltd. (C)(D)(E)	215,623	73,214
Savannah Energy PLC (C)	9,979	723
Swiber Holdings, Ltd. (C)(D)	23,955	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	315	0
Convoy Global Holdings, Ltd. (C)(D)	117,671	0
Good Resources Holdings, Ltd. (C)(D)	50,431	0
TT Hellenic Postbank SA (C)(D)	3,871	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	338	0
Galapagos NV (C)	328	10,262
Pihlajalinna OYJ	120	1,985
Zenith Capital Corp. (C)	990	79
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,124	0
Carillion PLC (C)(D)	21,342	0
CW Group Holdings, Ltd. (C)(D)	25,215	0
Gold-Finance Holdings, Ltd. (C)(D)	39,971	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,470	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,721	0
DMX Technologies Group, Ltd. (C)(D)	6,351	0
MH Development, Ltd. (C)(D)	23,161	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,308	4,623
Danakali, Ltd. (C)	3,180	91
EcoGreen International Group, Ltd. (C)(D)	14,195	0
Firefinch, Ltd. (C)(D)	7,613	150
Fraser Papers Holdings, Inc. (C)(D)	897	0
Hanfeng Evergreen, Inc. (C)(D)	691	0
Midas Holdings, Ltd. (C)(D)	46,508	0
Orbite Technologies, Inc. (C)(D)	19,705	0
Ten Sixty Four, Ltd. (C)(D)	14,533	814
Up Energy Development Group, Ltd. (C)(D)	167,728	0
Victoria Gold Corp. (C)(D)	62	10
Wiluna Mining Corp., Ltd. (C)(D)	1,869	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,362	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	10,348	0

TOTAL COMMON STOCKS (Cost $122,772)		$104,958
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$7,015,400	$1,757,389
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	24,435,800	6,435,848
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	20,368,300	5,646,215
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	19,408,000	5,647,492

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,328,132)		$19,486,944
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	9,047	790
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	9,958	26
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	414	162
Webuild SpA (Expiration Date: 8-2-30) (C)(F)	1,065	776

TOTAL WARRANTS (Cost $1,069)		$1,754

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,625	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (G)(H)	22,897	229,044

TOTAL SHORT-TERM INVESTMENTS (Cost $229,049)		$229,044
Total investments (Cost $2,324,441,143) - 100.0%		$3,279,580,906
Other assets and liabilities, net - 0.0%		304,329
TOTAL NET ASSETS - 100.0%		$3,279,885,235
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 79.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	12,988,427	$934,387,470
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	29,916,161	303,349,871
Disciplined Value, Class NAV, JHF III (Boston Partners)	37,462,424	983,763,254
Disciplined Value International, Class NAV, JHIT (Boston Partners)	40,558,785	716,268,139
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	24,321,844	270,945,347
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,628,937	524,879,247
Global Equity, Class NAV, JHF II (MIM US) (B)	17,417,983	237,407,110
International Dynamic Growth, Class NAV, JHIT (Axiom)	30,419,810	482,762,382
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	57,575,410	715,662,352
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	15,548,960	$307,091,968
Mid Value, Class NAV, JHF II (T. Rowe Price)	30,020,532	483,330,561
Multifactor Emerging Markets ETF, JHETF (DFA)	3,891,376	126,617,592
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,372,622	290,296,506
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	32,048,969	457,338,793
Fixed income - 14.0%
Bond, Class NAV, JHSB (MIM US) (B)	37,666,663	520,176,619
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,808,921	137,496,973
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,894,877	126,542,628
High Yield, Class NAV, JHBT (MIM US) (B)	35,319,464	108,430,756
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,385,659	125,959,050
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	17,690,991	182,571,030
Alternative and specialty - 3.8%
Diversified Macro, Class NAV, JHIT (Graham)	7,497,217	63,426,455
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	18,497,673	260,447,241

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,267,067,665)		$8,359,151,344
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	7,240	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	121,915	0
Calida Holding AG	1	15
EganaGoldpfeil Holdings, Ltd. (C)(D)	51,814	0
Genting Hong Kong, Ltd. (C)(D)	216,301	0
Peace Mark Holdings, Ltd. (C)(D)	70,791	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	853,924	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	4,404	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	221,414	0
Ezion Holdings, Ltd. (C)(D)	442,837	0
Ezra Holdings, Ltd. (C)(D)	172,645	0
John Wood Group PLC (C)	12,031	3,906
Lightstream Resources, Ltd. (C)(D)	29,877	0
Manitok Energy, Inc. (C)(D)	66	0
Paladin Energy, Ltd. (C)	4,079	21,979
Peninsula Energy, Ltd. (C)	4,443	1,506
Sakari Resources, Ltd. (C)(D)(E)	489,868	166,337
Savannah Energy PLC (C)	21,010	1,522
Swiber Holdings, Ltd. (C)(D)	50,438	0
VAALCO Energy, Inc.	1	4
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	661	$0
Convoy Global Holdings, Ltd. (C)(D)	247,765	0
Good Resources Holdings, Ltd. (C)(D)	106,185	0
TT Hellenic Postbank SA (C)(D)	8,153	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	714	0
Galapagos NV (C)	688	21,526
Pihlajalinna OYJ	254	4,202
Zenith Capital Corp. (C)	2,086	167
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	478,224	0
Carillion PLC (C)(D)	44,938	0
CW Group Holdings, Ltd. (C)(D)	53,091	0
Gold-Finance Holdings, Ltd. (C)(D)	84,162	0
Hsin Chong Group Holdings, Ltd. (C)(D)	289,451	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	49,947	0
DMX Technologies Group, Ltd. (C)(D)	13,373	0
MH Development, Ltd. (C)(D)	48,767	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	126,980	9,733
Danakali, Ltd. (C)	6,694	192
EcoGreen International Group, Ltd. (C)(D)	29,890	0
Firefinch, Ltd. (C)(D)	16,029	315
Fraser Papers Holdings, Inc. (C)(D)	1,888	0
Hanfeng Evergreen, Inc. (C)(D)	1,455	0
Midas Holdings, Ltd. (C)(D)	97,926	0
Orbite Technologies, Inc. (C)(D)	41,492	0
Ten Sixty Four, Ltd. (C)(D)	30,600	1,714
Up Energy Development Group, Ltd. (C)(D)	353,161	0
Victoria Gold Corp. (C)(D)	132	20
Wiluna Mining Corp., Ltd. (C)(D)	3,934	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	7,079	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	21,788	0

TOTAL COMMON STOCKS (Cost $273,782)		$233,138
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$27,639,252	27,156,410
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	54,388,334	54,329,489
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	35,266,228	35,686,479
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	51,274,755	52,636,065
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	18,431,200	4,617,097
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	64,201,900	16,909,357
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	53,515,500	$14,834,818
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	50,990,800	14,837,703

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $223,893,588)		$221,007,418
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	19,048	1,664
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	20,969	54
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	993	389
Webuild SpA (Expiration Date: 8-2-30) (C)(F)	2,244	1,635

TOTAL WARRANTS (Cost $2,259)		$3,742

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	3,421	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (G)(H)	55,563	555,800

TOTAL SHORT-TERM INVESTMENTS (Cost $555,810)		$555,800
Total investments (Cost $6,491,793,104) - 100.0%		$8,580,951,442
Other assets and liabilities, net - 0.0%		1,024,656
TOTAL NET ASSETS - 100.0%		$8,581,976,098
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.1%
Equity - 60.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,387,216	$531,436,314
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	32,673,117	331,305,408
Disciplined Value, Class NAV, JHF III (Boston Partners)	21,581,512	566,730,495
Disciplined Value International, Class NAV, JHIT (Boston Partners)	25,649,463	452,969,514
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	14,366,678	160,044,791
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,497,342	276,919,569
Global Equity, Class NAV, JHF II (MIM US) (B)	14,555,524	198,391,796
International Dynamic Growth, Class NAV, JHIT (Axiom)	19,914,276	316,039,560
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	32,624,728	405,525,370
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	9,826,892	194,081,126
Mid Value, Class NAV, JHF II (T. Rowe Price)	19,491,492	313,813,021
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	2,305,345	$75,011,316
Small Cap Core, Class NAV, JHIT (MIM US) (B)	9,791,982	163,624,019
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	32,673,468	466,250,388
Fixed income - 31.1%
Bond, Class NAV, JHSB (MIM US) (B)	50,423,394	696,347,066
Core Bond, Class NAV, JHF II (Allspring Investments)	24,141,423	270,383,937
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	29,267,853	239,411,033
Floating Rate Income, Class NAV, JHF II (Bain Capital)	29,386,036	220,101,407
High Yield, Class NAV, JHBT (MIM US) (B)	61,359,927	188,374,976
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	27,844,716	262,018,777
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	41,023,187	423,359,286
Alternative and specialty - 3.8%
Diversified Macro, Class NAV, JHIT (Graham)	8,966,330	75,855,156
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	12,010,991	169,114,749
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,650,367	37,160,734

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,714,652,345)		$7,034,269,808
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,449	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	58,093	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,690	0
Genting Hong Kong, Ltd. (C)(D)	103,069	0
Peace Mark Holdings, Ltd. (C)(D)	33,732	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	406,897	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,099	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,505	0
Ezion Holdings, Ltd. (C)(D)	211,013	0
Ezra Holdings, Ltd. (C)(D)	82,267	0
John Wood Group PLC (C)	5,733	1,861
Lightstream Resources, Ltd. (C)(D)	14,237	0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (C)	1,943	10,470
Peninsula Energy, Ltd. (C)	2,117	718
Sakari Resources, Ltd. (C)(D)(E)	303,543	103,067
Savannah Energy PLC (C)	10,012	725
Swiber Holdings, Ltd. (C)(D)	24,034	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	316	$0
Convoy Global Holdings, Ltd. (C)(D)	118,060	0
Good Resources Holdings, Ltd. (C)(D)	50,597	0
TT Hellenic Postbank SA (C)(D)	3,884	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	339	0
Galapagos NV (C)	329	10,294
Pihlajalinna OYJ	120	1,985
Zenith Capital Corp. (C)	993	79
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,875	0
Carillion PLC (C)(D)	21,413	0
CW Group Holdings, Ltd. (C)(D)	25,299	0
Gold-Finance Holdings, Ltd. (C)(D)	40,103	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,924	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,799	0
DMX Technologies Group, Ltd. (C)(D)	6,372	0
MH Development, Ltd. (C)(D)	23,237	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,507	4,638
Danakali, Ltd. (C)	3,190	91
EcoGreen International Group, Ltd. (C)(D)	14,242	0
Firefinch, Ltd. (C)(D)	7,638	150
Fraser Papers Holdings, Inc. (C)(D)	900	0
Hanfeng Evergreen, Inc. (C)(D)	693	0
Midas Holdings, Ltd. (C)(D)	46,662	0
Orbite Technologies, Inc. (C)(D)	19,770	0
Ten Sixty Four, Ltd. (C)(D)	14,581	817
Up Energy Development Group, Ltd. (C)(D)	168,283	0
Victoria Gold Corp. (C)(D)	62	10
Wiluna Mining Corp., Ltd. (C)(D)	1,875	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,373	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	10,382	0

TOTAL COMMON STOCKS (Cost $160,272)		$134,905
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$47,212,652	46,387,873
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	92,904,056	92,803,539
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	60,241,091	60,958,956
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	87,580,815	89,906,027
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	23,787,400	5,958,848
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	82,860,500	21,823,619
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	69,068,300	$19,146,147
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	65,808,200	19,149,387

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $359,989,919)		$356,134,396
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	9,077	793
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	9,991	26
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	786	308
Webuild SpA (Expiration Date: 8-2-30) (C)(F)	1,069	779

TOTAL WARRANTS (Cost $1,102)		$1,906

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,630	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (G)(H)	371,442	3,715,575

TOTAL SHORT-TERM INVESTMENTS (Cost $3,715,641)		$3,715,575
Total investments (Cost $6,078,519,279) - 100.0%		$7,394,256,590
Other assets and liabilities, net - 0.0%		754,568
TOTAL NET ASSETS - 100.0%		$7,395,011,158
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 40.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,158,596	$83,349,415
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	8,676,993	87,984,705
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,845,095	100,972,191
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,384,617	77,432,337
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,322,165	25,868,918
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	641,651	50,805,947
Global Equity, Class NAV, JHF II (MIM US) (B)	3,690,393	50,300,054
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,923,644	62,268,225
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,003,179	74,619,511
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,208,361	43,615,120
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,333,249	53,665,310
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	369,976	$12,038,279
Small Cap Core, Class NAV, JHIT (MIM US) (B)	1,428,889	23,876,734
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,150,691	102,040,359
Fixed income - 48.5%
Bond, Class NAV, JHSB (MIM US) (B)	18,754,178	258,995,194
Core Bond, Class NAV, JHF II (Allspring Investments)	18,949,224	212,231,311
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	12,309,505	100,691,750
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,386,494	92,774,842
High Yield, Class NAV, JHBT (MIM US) (B)	25,806,823	79,226,947
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,719,916	119,694,409
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	13,721,206	141,602,844
Alternative and specialty - 4.1%
Diversified Macro, Class NAV, JHIT (Graham)	2,577,891	21,808,955
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,227,082	31,357,317
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,070,517	31,257,861

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,723,176,359)		$1,938,478,535
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	744	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	12,538	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	5,329	0
Genting Hong Kong, Ltd. (C)(D)	22,245	0
Peace Mark Holdings, Ltd. (C)(D)	7,280	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	87,821	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	453	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	22,771	0
Ezion Holdings, Ltd. (C)(D)	45,543	0
Ezra Holdings, Ltd. (C)(D)	17,756	0
John Wood Group PLC (C)	1,237	402
Lightstream Resources, Ltd. (C)(D)	3,073	0
Manitok Energy, Inc. (C)(D)	7	0
Paladin Energy, Ltd. (C)	419	2,258
Peninsula Energy, Ltd. (C)	457	155
Sakari Resources, Ltd. (C)(D)(E)	50,910	17,286
Savannah Energy PLC (C)	2,161	157
Swiber Holdings, Ltd. (C)(D)	5,187	0
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	68	$0
Convoy Global Holdings, Ltd. (C)(D)	25,481	0
Good Resources Holdings, Ltd. (C)(D)	10,920	0
TT Hellenic Postbank SA (C)(D)	838	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	73	0
Galapagos NV (C)	71	2,221
Pihlajalinna OYJ	26	430
Zenith Capital Corp. (C)	214	17
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	49,183	0
Carillion PLC (C)(D)	4,622	0
CW Group Holdings, Ltd. (C)(D)	5,460	0
Gold-Finance Holdings, Ltd. (C)(D)	8,655	0
Hsin Chong Group Holdings, Ltd. (C)(D)	29,768	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	5,137	0
DMX Technologies Group, Ltd. (C)(D)	1,375	0
MH Development, Ltd. (C)(D)	5,015	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	13,059	1,001
Danakali, Ltd. (C)	689	20
EcoGreen International Group, Ltd. (C)(D)	3,074	0
Firefinch, Ltd. (C)(D)	1,648	32
Fraser Papers Holdings, Inc. (C)(D)	194	0
Hanfeng Evergreen, Inc. (C)(D)	150	0
Midas Holdings, Ltd. (C)(D)	10,071	0
Orbite Technologies, Inc. (C)(D)	4,267	0
Ten Sixty Four, Ltd. (C)(D)	3,147	176
Up Energy Development Group, Ltd. (C)(D)	36,321	0
Victoria Gold Corp. (C)(D)	13	2
Wiluna Mining Corp., Ltd. (C)(D)	405	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	728	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	2,241	0

TOTAL COMMON STOCKS (Cost $28,380)		$24,157
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$19,897,082	19,549,492
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	39,152,818	39,110,457
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	25,389,081	25,691,630
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	36,909,180	37,889,094
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	4,466,600	1,118,903
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	15,560,000	4,098,159
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	12,969,900	$3,595,334
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	12,357,400	3,595,853

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $134,535,662)		$134,648,922
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,959	171
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	2,156	6
Webuild SpA (Expiration Date: 8-2-30) (C)(F)	231	168

TOTAL WARRANTS (Cost $224)		$345

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	352	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (G)(H)	64,112	641,317

TOTAL SHORT-TERM INVESTMENTS (Cost $641,329)		$641,317
Total investments (Cost $1,858,381,954) - 100.0%		$2,073,793,276
Other assets and liabilities, net - 0.0%		247,966
TOTAL NET ASSETS - 100.0%		$2,074,041,242
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.2%
Equity - 21.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	273,623	$19,684,440
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,043,711	41,003,228
Disciplined Value, Class NAV, JHF III (Boston Partners)	979,474	25,720,996
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,243,951	21,968,183
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	558,948	6,226,684
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	295,078	23,364,277
Global Equity, Class NAV, JHF II (MIM US) (B)	1,600,717	21,817,768
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,057,197	16,777,709
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,158,915	51,695,309
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	858,326	16,951,940
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,269,774	20,443,358
Small Cap Core, Class NAV, JHIT (MIM US) (B)	887,277	14,826,397
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,787,587	$54,048,867
Fixed income - 66.8%
Bond, Class NAV, JHSB (MIM US) (B)	20,035,369	276,688,442
Core Bond, Class NAV, JHF II (Allspring Investments)	20,949,548	234,634,938
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	12,393,939	101,382,418
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,453,424	93,276,146
High Yield, Class NAV, JHBT (MIM US) (B)	25,983,839	79,770,385
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,654,030	128,484,418
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	12,790,849	132,001,563
Alternative and specialty - 2.0%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,078,296	31,337,055

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,364,162,027)		$1,412,104,521
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$24,800,296	24,367,048
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	48,801,076	48,748,276
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	31,644,886	32,021,984
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	46,004,805	47,226,202

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $150,436,282)		$152,363,510
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (G)(H)	88,792	888,198

TOTAL SHORT-TERM INVESTMENTS (Cost $888,220)		$888,198
Total investments (Cost $1,515,486,529) - 100.0%		$1,565,356,229
Other assets and liabilities, net - 0.0%		576,223
TOTAL NET ASSETS - 100.0%		$1,565,932,452
Percentages are based upon net assets.
Currency Abbreviations
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
8	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Restricted security as to resale.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 11-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,259,758,206	$3,259,758,206	—	—
Common stocks	104,958	10,437	$15,710	$78,811
U.S. Government and Agency obligations	19,486,944	—	19,486,944	—
Warrants	1,754	816	938	—
Rights	—	—	—	—
Short-term investments	229,044	229,044	—	—
Total investments in securities	$3,279,580,906	$3,259,998,503	$19,503,592	$78,811

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
10	|

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Growth Portfolio (continued)
Affiliated investment companies	$8,359,151,344	$8,359,151,344	—	—
Common stocks	233,138	21,983	$33,036	$178,119
U.S. Government and Agency obligations	221,007,418	—	221,007,418	—
Warrants	3,742	1,718	2,024	—
Rights	—	—	—	—
Short-term investments	555,800	555,800	—	—
Total investments in securities	$8,580,951,442	$8,359,730,845	$221,042,478	$178,119

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,034,269,808	$7,034,269,808	—	—
Common stocks	134,905	10,470	$15,753	$108,682
U.S. Government and Agency obligations	356,134,396	—	356,134,396	—
Warrants	1,906	819	1,087	—
Rights	—	—	—	—
Short-term investments	3,715,575	3,715,575	—	—
Total investments in securities	$7,394,256,590	$7,037,996,672	$356,151,236	$108,682

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,938,478,535	$1,938,478,535	—	—
Common stocks	24,157	2,258	$3,402	$18,497
U.S. Government and Agency obligations	134,648,922	—	134,648,922	—
Warrants	345	177	168	—
Rights	—	—	—	—
Short-term investments	641,317	641,317	—	—
Total investments in securities	$2,073,793,276	$1,939,122,287	$134,652,492	$18,497

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,412,104,521	$1,412,104,521	—	—
U.S. Government and Agency obligations	152,363,510	—	$152,363,510	—
Short-term investments	888,198	888,198	—	—
Total investments in securities	$1,565,356,229	$1,412,992,719	$152,363,510	—
Level 3 includes  securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	5,595,667	$385,700,595	$4,622,786	$(8,615,489)	$6,658,910	$14,185,486	—	—	$402,552,288
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	13,289,932	$134,996,120	—	$(4,260,041)	$171,031	$3,852,798	—	—	$134,759,908
Disciplined Value	16,856,277	429,787,040	$4,008,269	(11,577,819)	3,798,954	16,629,389	—	—	442,645,833
Disciplined Value International	17,137,381	297,357,638	—	(14,409,792)	3,634,498	16,063,797	—	—	302,646,141
Diversified Macro	1,727,202	24,445,280	—	(9,830,506)	(930,211)	927,569	—	—	14,612,132
Diversified Real Assets	8,843,314	123,777,554	—	(8,949,041)	2,314,936	7,370,414	—	—	124,513,863
Emerging Markets Debt	1,951,336	15,839,989	310,606	(585,624)	37,599	359,362	$240,167	—	15,961,932
Emerging Markets Equity	12,642,800	142,762,793	—	(10,311,299)	2,177,016	6,212,281	—	—	140,840,791
Fundamental Large Cap Core	3,842,429	301,054,187	—	(10,386,149)	4,157,647	9,417,827	—	—	304,243,512
High Yield	2,604,502	7,947,308	202,217	(126,344)	(1,258)	(26,103)	134,137	—	7,995,820
International Dynamic Growth	14,194,804	224,996,517	1,469,959	(11,763,505)	4,531,272	6,037,295	—	—	225,271,538
International Strategic Equity Allocation	25,518,988	312,677,485	—	(13,167,765)	2,732,271	14,959,028	—	—	317,201,019
John Hancock Collateral Trust	22,897	1,225	753,481	(525,652)	(4)	(6)	362	—	229,044
Mid Cap Growth	7,265,880	142,397,100	14,066	—	—	1,089,955	—	—	143,501,121
Mid Value	14,036,862	225,453,976	—	(4,105,620)	326,986	4,318,143	—	—	225,993,485
Multifactor Emerging Markets ETF	2,030,550	65,960,377	9,457	(5,445,193)	1,193,951	4,351,444	—	—	66,070,036
Short Duration Bond	3,351,630	54,705,694	795,440	(23,861,375)	187,747	(288,664)	510,657	—	31,538,842
Small Cap Core	8,385,151	141,415,245	680,252	(901,437)	126,285	(1,204,471)	—	—	140,115,874
U.S. Sector Rotation	15,367,489	198,180,119	10,921,643	(2,505,149)	797,252	11,900,206	—	—	219,294,071
					$31,914,882	$116,155,750	$885,323	—	$3,259,987,250
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	12,988,427	$902,544,077	$4,734,626	$(21,535,065)	$16,698,998	$31,944,834	—	—	$934,387,470
Bond	37,666,663	539,566,194	5,930,627	(32,372,943)	(4,949,918)	12,002,659	$5,930,628	—	520,176,619
Capital Appreciation Value	29,916,161	301,138,856	—	(6,887,739)	213,689	8,885,065	—	—	303,349,871
Disciplined Value	37,462,424	960,721,417	4,503,141	(27,004,031)	13,488,387	32,054,340	—	—	983,763,254
Disciplined Value International	40,558,785	704,998,100	—	(35,580,850)	9,824,473	37,026,416	—	—	716,268,139
Diversified Macro	7,497,217	106,411,806	—	(42,973,552)	(5,454,670)	5,442,871	—	—	63,426,455
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Real Assets	18,497,673	$259,009,733	—	$(18,907,811)	$4,952,338	$15,392,981	—	—	$260,447,241
Emerging Markets Debt	16,808,921	138,559,054	$2,078,569	(6,599,616)	(902,389)	4,361,355	$2,078,569	—	137,496,973
Emerging Markets Equity	24,321,844	274,539,008	—	(19,744,894)	4,219,510	11,931,723	—	—	270,945,347
Floating Rate Income	16,894,877	125,132,460	4,650,464	(1,557,284)	(52,037)	(1,630,975)	2,077,259	—	126,542,628
Fundamental Large Cap Core	6,628,937	522,068,517	—	(20,607,931)	8,190,952	15,227,709	—	—	524,879,247
Global Equity	17,417,983	233,269,379	—	(4,487,314)	1,140,980	7,484,065	—	—	237,407,110
High Yield	35,319,464	108,211,906	1,813,121	(1,230,629)	(108,669)	(254,973)	1,813,120	—	108,430,756
International Dynamic Growth	30,419,810	482,426,079	433,500	(22,742,015)	8,764,752	13,880,066	—	—	482,762,382
International Strategic Equity Allocation	57,575,410	705,427,277	—	(29,777,080)	6,302,618	33,709,537	—	—	715,662,352
John Hancock Collateral Trust	55,563	1,311	4,546,827	(3,992,297)	(30)	(11)	3,604	—	555,800
Mid Cap Growth	15,548,960	306,784,020	—	(2,066,930)	345,936	2,028,942	—	—	307,091,968
Mid Value	30,020,532	480,662,875	—	(7,276,355)	592,707	9,351,334	—	—	483,330,561
Multifactor Emerging Markets ETF	3,891,376	126,225,115	7,461	(10,269,349)	2,304,636	8,349,729	—	—	126,617,592
Short Duration Bond	13,385,659	134,346,190	3,738,841	(11,847,253)	304,296	(583,024)	1,602,280	—	125,959,050
Small Cap Core	17,372,622	291,600,705	2,333,926	(1,571,398)	256,079	(2,322,806)	—	—	290,296,506
Strategic Income Opportunities	17,690,991	195,440,961	1,853,661	(15,666,497)	155,519	787,386	1,853,662	—	182,571,030
U.S. Sector Rotation	32,048,969	414,463,109	21,522,315	(5,300,692)	1,597,449	25,056,612	—	—	457,338,793
					$67,885,606	$270,125,835	$15,359,122	—	$8,359,707,144
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	7,387,216	$512,175,198	$5,297,900	$(13,745,945)	$10,835,982	$16,873,179	—	—	$531,436,314
Bond	50,423,394	699,858,430	7,826,070	(20,546,487)	(3,139,305)	12,348,358	$7,826,072	—	696,347,066
Capital Appreciation Value	32,673,117	331,589,785	—	(10,275,155)	209,343	9,781,435	—	—	331,305,408
Core Bond	24,141,423	278,229,602	3,034,336	(14,073,268)	(1,207,215)	4,400,482	3,034,336	—	270,383,937
Disciplined Value	21,581,512	551,712,192	5,759,557	(16,955,297)	9,602,518	16,611,525	—	—	566,730,495
Disciplined Value International	25,649,463	446,323,671	—	(22,952,612)	6,966,351	22,632,104	—	—	452,969,514
Diversified Macro	8,966,330	111,205,185	—	(35,206,505)	(3,149,793)	3,006,269	—	—	75,855,156
Diversified Real Assets	12,010,991	169,949,899	—	(13,994,486)	3,574,517	9,584,819	—	—	169,114,749
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	29,267,853	$241,501,652	$3,586,194	$(11,638,433)	$(1,886,550)	$7,848,170	$3,586,194	—	$239,411,033
Emerging Markets Equity	14,366,678	164,030,967	84,674	(13,655,000)	2,955,277	6,628,873	—	—	160,044,791
Floating Rate Income	29,386,036	221,503,844	3,627,309	(2,094,317)	(52,920)	(2,882,509)	3,627,308	—	220,101,407
Fundamental Large Cap Core	3,497,342	276,183,891	—	(11,648,454)	4,633,333	7,750,799	—	—	276,919,569
Global Equity	14,555,524	197,171,864	—	(6,034,253)	1,534,788	5,719,397	—	—	198,391,796
High Yield	61,359,927	190,277,008	3,155,485	(4,421,708)	(392,171)	(243,638)	3,155,484	—	188,374,976
International Dynamic Growth	19,914,276	312,647,910	5,180,067	(16,684,393)	6,465,337	8,430,639	—	—	316,039,560
International Strategic Equity Allocation	32,624,728	402,124,779	—	(19,338,792)	4,111,613	18,627,770	—	—	405,525,370
John Hancock Collateral Trust	371,442	1,305	6,272,745	(2,558,374)	(34)	(67)	9,071	—	3,715,575
Mid Cap Growth	9,826,892	195,892,598	—	(3,336,180)	1,022,916	501,792	—	—	194,081,126
Mid Value	19,491,492	316,207,415	—	(8,843,570)	1,049,135	5,400,041	—	—	313,813,021
Multi-Asset High Income	3,650,367	37,385,227	505,340	(910,092)	10,472	169,787	505,340	—	37,160,734
Multifactor Emerging Markets ETF	2,305,345	75,447,675	3,516	(6,759,796)	1,486,375	4,833,546	—	—	75,011,316
Short Duration Bond	27,844,716	265,518,547	3,265,578	(6,205,620)	(413,182)	(146,546)	3,265,577	—	262,018,777
Small Cap Core	9,791,982	165,442,680	1,870,830	(2,462,101)	389,350	(1,616,740)	—	—	163,624,019
Strategic Income Opportunities	41,023,187	435,781,701	4,193,885	(18,689,897)	99,944	1,973,653	4,193,885	—	423,359,286
U.S. Sector Rotation	32,673,468	433,084,358	14,300,913	(8,693,443)	2,803,387	24,755,173	—	—	466,250,388
					$47,509,468	$182,988,311	$29,203,267	—	$7,037,985,383
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	1,158,596	$78,515,873	$3,208,154	$(2,710,436)	$2,283,191	$2,052,633	—	—	$83,349,415
Bond	18,754,178	265,419,666	2,930,078	(12,817,574)	(1,976,883)	5,439,907	$2,930,079	—	258,995,194
Capital Appreciation Value	8,676,993	89,199,645	—	(3,885,607)	207,254	2,463,413	—	—	87,984,705
Core Bond	18,949,224	217,428,217	2,353,150	(10,073,965)	(1,354,800)	3,878,709	2,353,150	—	212,231,311
Disciplined Value	3,845,095	98,365,744	1,373,467	(3,464,381)	954,336	3,743,025	—	—	100,972,191
Disciplined Value International	4,384,617	75,892,112	—	(3,519,208)	939,895	4,119,538	—	—	77,432,337
Diversified Macro	2,577,891	31,580,315	—	(9,728,140)	(662,567)	619,347	—	—	21,808,955
Diversified Real Assets	2,227,082	31,798,527	—	(2,916,983)	790,796	1,684,977	—	—	31,357,317
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	12,309,505	$102,389,906	$1,515,391	$(5,749,504)	$(889,111)	$3,425,068	$1,515,389	—	$100,691,750
Emerging Markets Equity	2,322,165	26,523,303	309,638	(2,526,796)	536,679	1,026,094	—	—	25,868,918
Floating Rate Income	12,386,494	94,313,276	1,539,179	(1,835,027)	(168,942)	(1,073,644)	1,539,179	—	92,774,842
Fundamental Large Cap Core	641,651	49,966,028	—	(1,421,934)	572,703	1,689,150	—	—	50,805,947
Global Equity	3,690,393	50,775,961	—	(2,330,648)	592,292	1,262,449	—	—	50,300,054
High Yield	25,806,823	80,408,841	1,335,458	(2,253,609)	(219,971)	(43,772)	1,335,457	—	79,226,947
International Dynamic Growth	3,923,644	60,915,574	2,573,784	(4,171,816)	276,234	2,674,449	—	—	62,268,225
International Strategic Equity Allocation	6,003,179	74,716,485	—	(4,313,430)	1,021,540	3,194,916	—	—	74,619,511
John Hancock Collateral Trust	64,112	1,223	1,643,325	(1,003,205)	(12)	(14)	3,523	—	641,317
Mid Cap Growth	2,208,361	43,317,766	1,112,159	(1,190,423)	447,874	(72,256)	—	—	43,615,120
Mid Value	3,333,249	54,394,973	433,889	(2,289,230)	662,330	463,348	—	—	53,665,310
Multi-Asset High Income	3,070,517	31,736,691	425,962	(1,062,921)	19,049	139,080	425,961	—	31,257,861
Multifactor Emerging Markets ETF	369,976	12,265,410	6,792	(1,255,299)	273,584	747,792	—	—	12,038,279
Short Duration Bond	12,719,916	122,474,556	1,498,777	(4,022,548)	(249,197)	(7,179)	1,498,777	—	119,694,409
Small Cap Core	1,428,889	24,265,384	640,610	(866,573)	114,002	(276,689)	—	—	23,876,734
Strategic Income Opportunities	13,721,206	146,370,968	1,405,398	(6,884,999)	59,355	652,122	1,405,397	—	141,602,844
U.S. Sector Rotation	7,150,691	95,186,580	3,354,349	(2,551,403)	783,690	5,267,143	—	—	102,040,359
					$5,013,321	$43,069,606	$13,006,912	—	$1,939,119,852
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	273,623	$18,643,325	$1,120,321	$(1,125,757)	$610,791	$435,760	—	—	$19,684,440
Bond	20,035,369	282,184,493	3,129,903	(12,317,534)	(1,894,402)	5,585,982	$3,129,904	—	276,688,442
Capital Appreciation Value	4,043,711	41,168,706	221,292	(1,632,450)	103,124	1,142,556	—	—	41,003,228
Core Bond	20,949,548	239,739,989	2,684,040	(10,568,737)	(1,430,881)	4,210,527	2,604,827	—	234,634,938
Disciplined Value	979,474	24,799,415	969,520	(1,252,015)	382,508	821,568	—	—	25,720,996
Disciplined Value International	1,243,951	21,777,727	346,288	(1,605,550)	435,688	1,014,030	—	—	21,968,183
Emerging Markets Debt	12,393,939	102,695,930	1,520,937	(5,375,396)	(654,052)	3,194,999	1,520,940	—	101,382,418
Emerging Markets Equity	558,948	6,259,410	183,316	(587,443)	145,185	226,216	—	—	6,226,684
|	15

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	12,453,424	$95,106,530	$1,883,270	$(2,465,049)	$(203,028)	$(1,045,577)	$1,546,843	—	$93,276,146
Fundamental Large Cap Core	295,078	23,373,709	350,396	(1,421,411)	690,996	370,587	—	—	23,364,277
Global Equity	1,600,717	21,794,832	188,316	(968,850)	262,027	541,443	—	—	21,817,768
High Yield	25,983,839	80,901,063	1,341,534	(2,208,278)	(107,691)	(156,243)	1,341,534	—	79,770,385
International Dynamic Growth	1,057,197	16,619,099	999,538	(1,647,732)	144,088	662,716	—	—	16,777,709
International Strategic Equity Allocation	4,158,915	51,426,220	756,247	(3,414,943)	946,521	1,981,264	—	—	51,695,309
John Hancock Collateral Trust	88,792	1,218	1,444,805	(557,797)	(5)	(23)	4,688	—	888,198
Mid Cap Growth	858,326	16,774,826	512,965	(489,231)	150,858	2,522	—	—	16,951,940
Mid Value	1,269,774	20,506,462	610,464	(1,113,158)	181,316	258,274	—	—	20,443,358
Multi-Asset High Income	3,078,296	31,725,907	427,397	(974,468)	17,623	140,596	427,397	—	31,337,055
Short Duration Bond	13,654,030	131,267,526	2,245,951	(4,749,017)	(297,996)	17,954	1,614,694	—	128,484,418
Small Cap Core	887,277	14,939,662	853,918	(878,411)	(48,819)	(39,953)	—	—	14,826,397
Strategic Income Opportunities	12,790,849	134,482,947	1,303,241	(4,438,497)	38,693	615,179	1,303,241	—	132,001,563
U.S. Sector Rotation	3,787,587	52,040,356	1,569,636	(2,840,047)	884,989	2,393,933	—	—	54,048,867
					$357,533	$22,374,310	$13,494,068	—	$1,412,992,719
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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